Restatement (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue
Operating expenses:
Research and development	113,862	234,095
General and administrative	191,379	133,289
Professional fees	332,650	2,015,898
Total operating expenses	637,891	2,383,282
Net operating loss	(637,891)	(2,383,282)
Other expense:
Interest expense	817,423	198,049
Change in derivative liabilities	(26,048)	(20,076)
Total other expenses	(1,130,330)	(218,125)
Net loss	$ (1,768,221)	(2,601,407)
As Originally Reported [Member]
Revenue
Operating expenses:
Research and development		234,095
General and administrative		133,289
Professional fees		2,015,898
Total operating expenses		2,383,282
Net operating loss		(2,383,282)
Other expense:
Interest expense		(198,889)
Change in derivative liabilities
Total other expenses		(198,889)
Net loss		(2,582,171)
Adjustment [Member]
Revenue
Operating expenses:
Research and development
General and administrative
Professional fees
Total operating expenses
Net operating loss
Other expense:
Interest expense		840
Change in derivative liabilities		(20,076)
Total other expenses		(19,236)
Net loss		(19,236)
As Restated [Member]
Revenue
Operating expenses:
Research and development		234,095
General and administrative		133,289
Professional fees		2,015,898
Total operating expenses		2,383,282
Net operating loss		(2,383,282)
Other expense:
Interest expense		(198,049)
Change in derivative liabilities		(20,076)
Total other expenses		(218,125)
Net loss		$ (2,601,407)